UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

Boston Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 SEVEN GENERATIONS ENERGY LTD.                                                               Agenda Number:  934377830
--------------------------------------------------------------------------------------------------------------------------
        Security:  81783Q105
    Meeting Type:  Annual and Special
    Meeting Date:  04-May-2016
          Ticker:  SVRGF
            ISIN:  CA81783Q1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND, IF THOUGHT ADVISABLE, TO                 Mgmt          For                            For
       PASS A SPECIAL RESOLUTION AUTHORIZING THE
       CORPORATION TO AMEND ITS ARTICLES TO
       INCREASE THE MAXIMUM NUMBER OF DIRECTORS OF
       THE CORPORATION FROM TEN (10) TO FIFTEEN
       (15).

02     TO FIX THE NUMBER OF DIRECTORS OF THE                     Mgmt          For                            For
       CORPORATION TO BE ELECTED AT THE MEETING AT
       ELEVEN (11).

03     DIRECTOR
       PATRICK CARLSON                                           Mgmt          For                            For
       C. KENT JESPERSEN                                         Mgmt          For                            For
       MICHAEL KANOVSKY                                          Mgmt          For                            For
       KAUSH RAKHIT                                              Mgmt          For                            For
       KEVIN BROWN                                               Mgmt          For                            For
       JEFF VAN STEENBERGEN                                      Mgmt          For                            For
       AVIK DEY                                                  Mgmt          For                            For
       DALE HOHM                                                 Mgmt          For                            For
       W.J. (BILL) MCADAM                                        Mgmt          For                            For
       HARVEY DOERR                                              Mgmt          For                            For
       M.J. (JACKIE) SHEPPARD                                    Mgmt          For                            For

04     TO APPOINT PRICEWATERHOUSECOOPERS LLP AS                  Mgmt          For                            For
       AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZE THE BOARD OF DIRECTORS
       OF THE CORPORATION TO FIX THE REMUNERATION
       OF THE AUDITORS.

05     TO CONSIDER AND, IF THOUGHT ADVISABLE, TO                 Mgmt          For                            For
       PASS AN ORDINARY RESOLUTION RATIFYING AND
       APPROVING THE CORPORATION'S AMENDED AND
       RESTATED BY-LAW NO. 1A.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/09/2016